UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:GENERAL AMERICAN INVESTORS COMPANY, INC.
Address: 100 PARK AVE 35TH FLOOR
         NEW YORK, NY 10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene S. Stark
Title: Vice-President, Administration
Phone: 212-916-8447
Signature, Place, and Date of Signing:

  Eugene S. Stark   New York, NY April 30, 2013


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $1,054,970

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd. ADR                   COM              000375204    27312  1200000 SH       Sole                  1200000
Adams Express                  COM              006212104     1726   147059 SH       Sole                   147059
Alpha Natural Resources, Inc.  COM              02076X102     6716   818069 SH       Sole                   818069
American Express Company       COM              025816109    21250   315000 SH       Sole                   315000
Aon plc                        COM              G0408V102    20325   330492 SH       Sole                   330492
Apache Corporation             COM              037411105    25577   331478 SH       Sole                   331478
Apple Inc.                     COM              037833100    29658    67000 SH       Sole                    67000
Arch Capital Group Ltd.        COM              G0450A105    43370   825000 SH       Sole                   825000
Ariad Pharmaceuticals, Inc.    COM              04033A100     4791   265000 SH       Sole                   265000
ASML Holding N.V.              COM              N07059210    21203   311850 SH       Sole                   311850
Berkshire Hathaway Inc. Class  COM              084670108    17191      110 SH       Sole                      110
Cameco Corporation             COM              13321L108     8505   409308 SH       Sole                   409308
Canadian Natural Resources Lim COM              136385101     9639   300000 SH       Sole                   300000
Celgene Corporation            COM              151020104    13909   120000 SH       Sole                   120000
Cisco Systems, Inc.            COM              17275R102    20059   960000 SH       Sole                   960000
Costco Wholesale Corporation   COM              22160K105    41860   394500 SH       Sole                   394500
Cytokinetics, Incorporated     COM              23282W100      900   789211 SH       Sole                   789211
Diageo plc ADR                 COM              25243Q205    44044   350000 SH       Sole                   350000
EMC Corporation                COM              268648102    14692   615000 SH       Sole                   615000
Everest Re Group, Ltd.         COM              G3223R108    31166   240000 SH       Sole                   240000
Ford Motor Company             COM              345370860    16622  1264063 SH       Sole                  1264063
Gilead Sciences, Inc.          COM              375558103    20976   428600 SH       Sole                   428600
Halliburton Company            COM              406216101    29297   725000 SH       Sole                   725000
Idenix Pharmaceuticals, Inc.   COM              45166R204     3041   858979 SH       Sole                   858979
International Game Technology  COM              459902102    12375   750000 SH       Sole                   750000
JPMorgan Chase & Co.           COM              46625H100    22544   475000 SH       Sole                   475000
Kohl's Corporation             COM              500255104    13103   284050 SH       Sole                   284050
M&T Bank Corporation           COM              55261F104    11348   110000 SH       Sole                   110000
MetLife, Inc.                  COM              59156R108    15208   400000 SH       Sole                   400000
Microsoft Corporation          COM              594918104    22741   795000 SH       Sole                   795000
Nelnet, Inc.                   COM              64031N108    19858   587500 SH       Sole                   587500
Nucor Corporation              COM              670346105     4615   100000 SH       Sole                   100000
Occidental Petroleum Corporati COM              674599105     9404   120000 SH       Sole                   120000
Owens Corning                  COM              690742101    14195   360000 SH       Sole                   360000
PartnerRe Ltd.                 COM              G6852T105    24209   260000 SH       Sole                   260000
PepsiCo, Inc.                  COM              713448108    18986   240000 SH       Sole                   240000
Pfizer Inc.                    COM              717081103    21813   755808 SH       Sole                   755808
Platinum Underwriters Holdings COM              G7127P100    22324   400000 SH       Sole                   400000
QUALCOMM Incorporated          COM              747525103    46858   700000 SH       Sole                   700000
Republic Services, Inc.        COM              760759100    35874  1087100 SH       Sole                  1087100
Royce Value Trust, Inc.        COM              780910105     2498   165898 SH       Sole                   165898
Target Corporation             COM              87612E106    31487   460000 SH       Sole                   460000
The ADT Corporation            COM              00101J106    14315   292500 SH       Sole                   292500
The Dow Chemical Company       COM              260543103     8858   278200 SH       Sole                   278200
The TJX Companies, Inc.        COM              872540109    72213  1544668 SH       Sole                  1544668
Towers Watson & Co. Class A    COM              891894107    18300   263998 SH       Sole                   263998
Ultra Petroleum Corp.          COM              903914109    12563   625000 SH       Sole                   625000
United Technologies Corporatio COM              913017109    28029   300000 SH       Sole                   300000
Visteon Corporation            COM              92839U206    19053   330211 SH       Sole                   330211
Vodafone Group plc ADR         COM              92857W209    14856   523100 SH       Sole                   523100
Waste Management, Inc.         COM              94106L109    18625   475000 SH       Sole                   475000
Weatherford International Ltd. COM              H27013103    24887  2050000 SH       Sole                  2050000